Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Systematic ESG Bond Fund - Investor C Shares	Sep. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 147
Expense Example, No Redemption, 3 Years	717
Expense Example, No Redemption, 5 Years	1,313
Expense Example, No Redemption, 10 Years	$ 2,930